Components of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 102,101	$ 105,540
Accumulated Amortization	(40,202)	(37,820)
Net Book Value	61,899	67,720
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Indefinite	22,199	22,918
Net Book Value, Indefinite	22,199	22,918
Contract rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	65,102	67,627
Accumulated Amortization	(25,428)	(22,868)
Net Book Value, Finite	$ 39,674	$ 44,759
Amortization Period	12 years	14 years
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 14,800	$ 14,995
Accumulated Amortization	(14,774)	(14,952)
Net Book Value, Finite	$ 26	$ 43
Amortization Period	1 year